Corporate and Group Information	12 Months Ended
Dec. 31, 2025
Corporate and Group Information [Abstract]
CORPORATE AND GROUP INFORMATION
1.	CORPORATE AND GROUP INFORMATION

MoneyHero Limited (the “Company”) is a limited liability company incorporated in the Cayman Islands on March 21, 2023 to facilitate the public listing (“Capital Reorganization”) of CompareAsia Group Capital Limited (“CGCL”). The registered office of the Company is located at 190 Elgin Avenue, George Town, Grand Cayman KY1-9008, Cayman Islands. The principal place of business of the Company is located at 70 Shenton Way, #18-15, EON Shenton, S079118, Singapore.

The Company and its subsidiaries (collectively, the “Group”) is primarily involved in the operation of online comparison platforms for banking, insurance and other financial products, the provision of advertising and marketing services and insurance brokerage services.

Capital Reorganization

The Capital Reorganization (see note 25) was effectuated by:

☐	a special purpose acquisition company (“SPAC”) Bridgetown Holdings Limited (“Bridgetown”), incorporated in the Cayman Islands and listed on the Nasdaq Stock Market (“NASDAQ”), merging on October 12, 2023 (“Closing Date”) with Gemini Merger Sub 1 Limited, incorporated in the Cayman Islands and a directly wholly-owned subsidiary of the Company; with Gemini Merger Sub 1 Limited surviving and remaining as a wholly-owned subsidiary of the Company (“Initial Merger”);

☐	Gemini Merger Sub 2 Limited, incorporated in the Cayman Islands and a directly wholly-owned subsidiary of the Company, merging with CGCL on October 12, 2023; with CGCL surviving and becoming a wholly-owned subsidiary of the Company; and

☐	the Company becoming a publicly traded company on NASDAQ on October 13, 2023.

In connection with this Capital Reorganization, the Company acquired the ordinary shares, preference shares and warrants of CGCL on the Closing Date by way of exchanging 10,254,474 Class A ordinary shares and 4,450,419 Preference Shares of the Company for the 33,379,256 ordinary shares and 14,486,506 preference shares of CGCL outstanding as of the Closing Date at an exchange ratio of 0.307212 (“Share Exchange”); and exchanging 20,067,574 private warrants of the Company for 20,067,574 warrants of CGCL (“CGCL Warrants”). The Company acquired the ordinary shares and warrants of Bridgetown on the Closing Date by way of exchanging an aggregate of 24,515,133 Class A and Class B ordinary shares, 19,833,035 public warrants and 6,449,936 sponsor warrants of the Company for the 24,515,133 ordinary shares and 26,282,971 warrants of Bridgetown (“Bridgetown Warrants”), as well as the issuance of 451,839 Class A ordinary shares of the Company to settle certain working capital loans of Bridgetown, as of the Closing Date. On October 13, 2023, the Company’s ordinary shares and public warrants commenced trading on NASDAQ using the symbol “MNY” and “MNYWW”, respectively.

The Capital Reorganization is not within the scope of IFRS 3 Business Combination as Bridgetown does not meet the definition of a business in accordance with IFRS 3. The Capital Reorganization is treated as the equivalent of the Company issuing shares at the closing of the Capital Reorganization for the net assets of Bridgetown as of the Closing Date. The net assets of Bridgetown are recorded at cost, with no goodwill or other intangible assets recorded. Any excess of the fair value of the Company’s shares issued considering a fair value of Bridgetown’s shares of US$6.15 per share (market price of Bridgetown’s ordinary shares at the Closing Date) over the fair value of Bridgetown’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares in accordance with IFRS 2 Share-based Payment.

This amounts to approximately US$67,027,000 which is expensed to profit or loss as a share listing expense and considered non-recurring in nature.

Information about subsidiaries

Particulars of the Company’s principal subsidiaries as at the date of this financial statements are as follows:

			Percentage
			of equity
	Place of		attributable to
	incorporation	Issued	the Company		Principal
Name	and business	share capital	Direct	Indirect	activities
CompareAsia Group Capital Limited	Cayman Islands	US$0.01	100	-	Investment holding

CompareAsia Group Limited	Hong Kong	HK$1	-	100	Investment holding and management services to group companies

CAG Regional Limited	Hong Kong	HK$1	-	100	Provision of management and administrative services to group companies

CAG Regional Singapore Pte. Ltd	Singapore	SGD2,059,066	-	100	Provision of information technology support and management services to group companies

Compargo Malaysia Sdn. Bhd.	Malaysia	MYR500,000	-	100	Provision of administrative services to group companies

Ekos Limited	Hong Kong	HK$1	-	100	Provision of business administration, software and technology services

Ekos Inc.	Philippines	PHP10,000,000	-	100	Provision of business administration, software and technology services

Ekos Pte. Ltd.	Singapore	SGD1	-	100	Provision of business administration, software and technology services

MoneyGuru Philippines Corporation	Philippines	PHP9,200,000	-	100	Provision of financial comparison services via online platform
MoneyHero Insurance Brokerage, Inc.	Philippines	PHP100,000,000 (2024: PHP40,000,000)	-	100	Provision of insurance brokerage services

MoneyHero Insurance Brokers Limited	Hong Kong	HK$17,980,000 (2024: HK$17,400,000)	-	100	Provision of insurance brokerage services

MoneyHero Global Limited	Hong Kong	HK$4,085,155	-	100	Provision of financial comparison services via online platform

Singsaver Insurance Brokers Pte. Ltd.	Singapore	SGD1,860,001 (2024: SGD1,060,001)	-	100	Provision of insurance brokerage services

Singsaver Pte. Ltd.	Singapore	SGD100,000	-	100	Provision of financial comparison services via online platform

Seedly Pte. Ltd	Singapore	SGD2,950,181	-	100	An online platform specializing in personal finance community and product comparison

理財一零一有限公司 (Money101 Limited*)	Taiwan	TWD5,000,000	-	100	Provision of financial comparison services via online platform